RESTRUCTURING (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023
Restructuring [Roll Forward]
Beginning balance		$ 86
Provision	$ 17	41
Amounts paid		(107)
Ending balance	$ 20	$ 20